Accounts Receivable (Details) - USD ($)	Jun. 30, 2024	Jan. 01, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Receivables from contracts with customers		$ 1,448,202
Accounts receivable	$ 17,039,255		$ 1,448,202